Capital Management (Details) - 12 months ended Dec. 31, 2025	USD ($)	CAD ($)
Capital Management [Line Items]
Shareholders equity	$ 46,758,112
Net income from continuing operations		$ 375,000
Market value		25,000,000
Assets and revenues		25,000,000
Ordinary shares [member]
Capital Management [Line Items]
Shareholders equity		$ 2,500,000